October 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridge Builder Trust (the “Trust”)

 Securities Act Registration No: 333-187194

 Investment Company Act Registration No: 811-22811

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder International Equity Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder Tax Managed International Equity Fund, Bridge Builder Transition Fund I, Bridge Builder Transition Fund II and Bridge Builder Transition Fund III, each a series of the Trust, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on October 27, 2025.

If you have any questions, concerning the foregoing, please contact the undersigned at (314) 515-3289.

/s/ Evan Posner
Evan Posner
Secretary of Bridge Builder Trust

cc:	Nidhi McGurn (via email)